CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule of Capital Units
Other information is summarized as follows:
	Convertible Series B	Cumulative Series C
Number of common shares to be issued upon conversion of each preferred share	10	None

Redemption price and involuntary liquidation value per preferred shares (if redeemed, ranking would be Convertible Series D then , Convertible Series B then Cumulative Series C)	$2.00	$10.00	(1)

(1) Plus any dividend in arrears.